Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.00%	8.50%	8.50%
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	1.75%	2.00%
Average increase in compensation	2.00%	2.00%	2.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.87%	6.00%	6.78%
Average increase in compensation	5.00%	4.50%	4.70%
Expected return on plan assets	7.50%	8.00%	8.00%